Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Dividends per share, declared (USD per share)	$ 1.25	$ 1.5	$ 1.35
Common stock, par value (in euro/USD per share)	$ 0.001	$ 0.001